LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Loans Payable to Bank	$ 15,644	$ 16,006
Less: current portion	(15,210)	(15,308)
Long-term bank loans	434	698
MYR-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	596	842
SGD-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	113	164
US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 14,935	$ 15,000